Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments • March 31, 2019 (unaudited)

	PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (98.4%)
		Basic Materials (4.7%)
	$350	Dow Chemical Co. (The) (a)	5.55%	11/30/48	$390,786
	190	Eldorado Gold Corp. (Canada) (a)	6.125	12/15/20	186,428
	200	Glencore Funding LLC (Switzerland) (a)	3.875	10/27/27	192,265
	225	Glencore Funding LLC (Switzerland) (a)	4.125	03/12/24	227,425
	175	Goldcorp, Inc. (Canada)	5.45	06/09/44	192,411
	225	International Paper Co.	4.35	08/15/48	210,071
	500	Newcastle Coal Infrastructure Group Pty Ltd. (Australia) (a)	4.40	09/29/27	465,285
	470	NOVA Chemicals Corp. (Canada) (a)	5.25	08/01/23	474,112
	150	Nucor Corp.	3.95	05/01/28	155,637
	200	POSCO (Korea, Republic of) (a)	4.00	08/01/23	206,070
	315	Southern Copper Corp. (Mexico)	7.50	07/27/35	397,593
	425	Syngenta Finance N.V. (China) (a)	4.892	04/24/25	433,203
	175	Westlake Chemical Corp.	4.375	11/15/47	155,284
					3,686,570
		Communications (11.5%)
	300	Amazon.com, Inc.	4.25	08/22/57	323,095
EUR	100	AT&T, Inc.	1.80	09/05/26	117,100
	$75	AT&T, Inc.	4.25	03/01/27	77,181
	251	AT&T, Inc.	4.50	03/09/48	235,917
	350	AT&T, Inc.	4.90	08/15/37	354,332
	500	AT&T, Inc.	5.15	02/15/50	511,572
	220	Baidu, Inc. (China)	2.875	07/06/22	217,481
	200	Bharti Airtel International Netherlands BV (India) (a)	5.35	05/20/24	207,665
	150	Booking Holdings, Inc.	0.90	09/15/21	165,945
	425	Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	422,118
	400	Charter Communications Operating LLC/Charter Communications Operating Capital	6.484	10/23/45	449,025
	350	Comcast Corp.	3.55	05/01/28	353,372
	500	Comcast Corp.	4.049	11/01/52	487,951
	325	Comcast Corp.	4.15	10/15/28	342,378
	159	Finisar Corp.	0.50	12/15/36	156,349
	250	Fox Corp. (a)	5.576	01/25/49	281,778
	900	Ooredoo International Finance Ltd. (Qatar) (a)	3.25	02/21/23	895,500
	150	Sprint Capital Corp.	6.875	11/15/28	144,562
	375	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36	03/20/23	375,825
	200	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	4.738	09/20/29	202,750
	175	Telefonica Emisiones SA (Spain)	4.103	03/08/27	177,668
	330	Telefonica Europe BV (Spain)	8.25	09/15/30	435,160
	375	Tencent Holdings Ltd. (China) (a)	3.595	01/19/28	370,400
	375	Verizon Communications, Inc.	4.272	01/15/36	379,858
	390	Verizon Communications, Inc.	4.672	03/15/55	397,966
	200	Vodafone Group PLC (United Kingdom)	4.375	02/19/43	179,552
	400	Warner Media LLC	3.80	02/15/27	398,749
	225	WPP Finance 2010 (United Kingdom)	3.75	09/19/24	222,029
	148	Zillow Group, Inc.	2.00	12/01/21	151,725
					9,035,003
		Consumer Discretionary (1.0%)
	200	Lennar Corp.	4.75	11/29/27	200,843
	550	Sands China Ltd. (Macau)	5.40	08/08/28	577,555
					778,398

	Consumer Staples (0.6%)
325	Altria Group, Inc.	5.95	02/14/49	349,293
125	Constellation Brands, Inc.	3.50	05/09/27	122,159
				471,452
	Consumer, Cyclical (8.8%)
275	Alimentation Couche-Tard, Inc. (Canada) (a)	3.55	07/26/27	268,567
256	American Airlines Pass-Through Trust	4.00	01/15/27	260,434
498	British Airways Pass-Through Trust (United Kingdom) (a)	4.625	12/20/25	519,617
625	CVS Health Corp.	4.30	03/25/28	633,855
525	CVS Health Corp.	4.78	03/25/38	520,675
25	Darden Restaurants, Inc.	4.55	02/15/48	24,031
475	Delta Air Lines, Inc.	3.625	03/15/22	478,008
200	Delta Air Lines, Inc., Series AA	3.204	10/25/25	203,216
525	Dollar Tree, Inc.	4.00	05/15/25	531,187
110	Dollar Tree, Inc.	4.20	05/15/28	109,718
300	Ferguson Finance PLC (United Kingdom) (a)	4.50	10/24/28	302,228
300	Ford Motor Credit Co., LLC	3.096	05/04/23	281,494
300	General Motors Co.	6.60	04/01/36	314,278
75	Home Depot, Inc. (The)	4.875	02/15/44	86,183
175	Home Depot, Inc. (The)	5.875	12/16/36	220,461
150	Kohl’s Corp.	5.55	07/17/45	145,463
400	Lowe’s Cos., Inc.	2.50	04/15/26	377,870
150	Macy’s Retail Holdings, Inc.	2.875	02/15/23	145,295
75	MGM Resorts International	5.50	04/15/27(b)	75,984
50	Newell Brands, Inc.	3.85	04/01/23	49,471
425	Newell Brands, Inc.	4.20	04/01/26	406,029
225	Target Corp.	3.375	04/15/29	228,075
214	United Airlines Pass-Through Trust, Class A	4.30	02/15/27	222,126
275	Volkswagen Group of America Finance LLC (Germany) (a)	4.75	11/13/28	276,951
200	Walmart, Inc.	3.625	12/15/47	197,900
				6,879,116
	Consumer, Non-Cyclical (8.3%)
775	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium) (a)	4.90	02/01/46	779,604
300	Ashtead Capital, Inc. (United Kingdom) (a)	4.125	08/15/25	296,250
200	Ashtead Capital, Inc. (United Kingdom) (a)	5.25	08/01/26	205,500
200	Bayer US Finance II LLC (Germany) (a)	4.375	12/15/28	198,773
499	Cigna Corp. (a)	4.375	10/15/28	518,071
175	Cigna Holding Co.	3.875	10/15/47	155,799
225	Conagra Brands, Inc.	4.85	11/01/28	236,523
225	Conagra Brands, Inc.	5.40	11/01/48	226,590
275	Constellation Brands, Inc.	4.40	11/15/25	288,971
225	DP World PLC (United Arab Emirates) (a)	5.625	09/25/48	234,737
312	EMD Finance LLC (Germany) (a)	3.25	03/19/25	307,155
100	Express Scripts Holding Co.	4.50	02/25/26	104,777
225	Gilead Sciences, Inc.	4.80	04/01/44	236,666
275	Grupo Bimbo SAB de CV (Mexico) (a)	3.875	06/27/24	281,238
215	HCA, Inc.	4.50	02/15/27	221,145
250	Humana, Inc.	3.95	03/15/27	252,830
200	Mars, Inc. (a)	3.20	04/01/30	200,202
35	Medtronic, Inc.	4.625	03/15/45	40,063
150	Novartis Capital Corp. (Switzerland)	4.40	05/06/44	165,539
375	Smithfield Foods, Inc. (a)	5.20	04/01/29(b)	377,191
600	Takeda Pharmaceutical Co. Ltd. (Japan) (a)	5.00	11/26/28	650,999
75	Teva Pharmaceutical Finance Netherlands III BV (Israel)	2.80	07/21/23	66,955
175	Transurban Finance Co., Pty Ltd. (Australia) (a)	3.375	03/22/27	167,281
300	Transurban Finance Co., Pty Ltd. (Australia) (a)	4.125	02/02/26	303,611
				6,516,470

	Diversified (0.3%)
200	Alfa SAB de CV (Mexico) (a)	5.25	03/25/24	210,230

	Energy (9.5%)
175	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.20	12/01/47	175,886
200	APT Pipelines Ltd. (Australia) (a)	4.20	03/23/25	204,331
200	BG Energy Capital PLC (United Kingdom) (a)	5.125	10/15/41	225,233
500	BP Capital Markets America, Inc.	3.119	05/04/26	499,339
250	Cimarex Energy Co.	3.90	05/15/27	249,461
650	Columbia Pipeline Group, Inc.	4.50	06/01/25	679,003
375	Concho Resources, Inc.	3.75	10/01/27	372,301
100	Concho Resources, Inc.	4.85	08/15/48	104,936
325	ConocoPhillips Co.	4.95	03/15/26	362,463
50	Energy Transfer Operating L.P.	5.15	03/15/45	48,136
300	Energy Transfer Operating L.P.	5.30	04/15/47	296,525
250	Exxon Mobil Corp.	4.114	03/01/46	271,038
125	Halliburton Co.	5.00	11/15/45	133,107
175	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	6.25	11/01/28	176,312
200	Kinder Morgan, Inc.	5.55	06/01/45	218,434
450	Marathon Petroleum Corp. (a)	4.75	12/15/23	473,918
250	Midwest Connector Capital Co. LLC (a)	3.625	04/01/22	253,703
325	MPLX LP	4.00	02/15/25	331,329
200	ONEOK, Inc.	4.35	03/15/29	203,918
200	Patterson-UTI Energy, Inc.	3.95	02/01/28	189,022
350	Rockies Express Pipeline LLC (a)	6.875	04/15/40	377,394
650	Santos Finance Ltd. (Australia)	4.125	09/14/27	614,524
200	Transportadora de Gas Internacional SA ESP (Colombia) (a)	5.55	11/01/28	216,750
450	Woodside Finance Ltd. (Australia) (a)	3.70	09/15/26	442,031
325	Woodside Finance Ltd. (Australia) (a)	4.50	03/04/29	332,932
				7,452,026
	Finance (35.3%)
150	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.50	05/26/22	150,103
350	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.125	07/03/23	354,786
225	Air Lease Corp.	2.625	07/01/22	219,865
250	Alexandria Real Estate Equities, Inc.	3.80	04/15/26	253,788
275	Alexandria Real Estate Equities, Inc.	3.95	01/15/27	277,665
175	American Express Co.	4.20	11/06/25	185,224
250	American International Group, Inc.	4.25	03/15/29	254,095
300	American International Group, Inc.	4.50	07/16/44	287,749
625	Bank of America Corp.	4.244	04/24/38	640,193
205	Bank of America Corp.	7.75	05/14/38	284,943
625	Bank of America Corp., MTN	4.25	10/22/26	642,689
400	Bank of Nova Scotia (The) (Canada)	3.40	02/11/24	405,260
275	BNP Paribas SA (France) (a)	4.40	08/14/28	283,200
400	Boston Properties LP	3.65	02/01/26	403,050
250	BPCE SA (France) (a)	4.00	09/12/23	254,162
625	BPCE SA (France) (a)	5.15	07/21/24	652,580
450	Brighthouse Financial, Inc., Series WI	3.70	06/22/27	408,478
400	Brookfield Finance, Inc. (Canada)	4.25	06/02/26	403,960
100	Brookfield Finance, Inc. (Canada)	4.85	03/29/29	102,914
275	Capital One Financial Corp.	3.30	10/30/24	272,442
625	Capital One Financial Corp.	3.75	03/09/27	615,390
425	Citigroup, Inc.	4.45	09/29/27	437,060
225	Citigroup, Inc.	4.75	05/18/46	233,488
350	Citigroup, Inc.	8.125	07/15/39	526,762
200	Commerzbank AG (Germany) (a)	8.125	09/19/23	228,174
400	Compass Bank	3.50	06/11/21	403,287
575	Credit Agricole SA (France) (a)	3.75	04/24/23	581,652
250	Credit Agricole SA (France) (a)	4.125	01/10/27	255,488

250	Credit Suisse Group AG (Switzerland) (a)	3.574		01/09/23	250,967
200	Danske Bank A/S (Denmark) (a)	5.00		01/12/22	205,198
450	Deutsche Bank AG (Germany)	2.70		07/13/20	445,404
225	Deutsche Bank AG (Germany)	3.15		01/22/21	221,701
425	Discover Bank	7.00		04/15/20	442,107
300	Discover Financial Services	3.95		11/06/24	305,644
700	GE Capital International Funding Co., Unlimited Co.	4.418		11/15/35	648,178
275	Goldman Sachs Group, Inc. (The)	4.223		05/01/29	281,293
375	Goldman Sachs Group, Inc. (The)	6.25		02/01/41	463,192
525	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	640,775
150	Great-West Lifeco, Inc. (Canada) (a)	4.581		05/17/48	160,459
250	Guardian Life Insurance Co. of America (The) (a)	4.85		01/24/77	262,951
100	Harborwalk Funding Trust (a)	5.077		02/15/69	105,254
375	High Street Funding Trust I (a)	4.111		02/15/28	381,000
275	HSBC Holdings PLC (United Kingdom)	3.803		03/11/25	278,950
525	HSBC Holdings PLC (United Kingdom)	3.90		05/25/26	532,059
425	HSBC Holdings PLC (United Kingdom)	3.95		05/18/24	433,634
250	HSBC Holdings PLC (United Kingdom)	4.375		11/23/26	256,323
250	ING Groep N.V. (Netherlands) (a)	4.625		01/06/26	262,539
250	iStar, Inc.	5.25		09/15/22	245,937
375	John Deere Capital Corp.	3.45		03/07/29	385,957
325	JPMorgan Chase & Co.	3.782		02/01/28	331,358
200	JPMorgan Chase & Co.	3.897		01/23/49	193,968
330	JPMorgan Chase & Co.	4.95		06/01/45	365,704
200	JPMorgan Chase Bank NA	0.00	(c)	12/30/20	220,883
275	Lincoln National Corp.	7.00		06/15/40	364,785
275	Lloyds Banking Group PLC (United Kingdom)	3.574		11/07/28	264,311
400	Lloyds Banking Group PLC (United Kingdom)	3.75		01/11/27	393,783
250	Lloyds Banking Group PLC (United Kingdom)	4.375		03/22/28	256,230
450	Macquarie Group Ltd., 6 Month USD LIBOR + 1.33% (Australia) (a)	4.15	(d)	03/27/24	458,156
325	Marsh & McLennan Cos., Inc.	3.875		03/15/24	337,279
125	Massachusetts Mutual Life Insurance Co. (a)	4.50		04/15/65	123,682
200	MassMutual Global Funding II (a)	3.40		03/08/26	203,400
200	MDC GMTN B.V. (United Arab Emirates) (a)	4.50		11/07/28	214,000
250	MetLife, Inc. (e)	5.70		06/15/35	301,052
300	Nationwide Building Society (United Kingdom) (a)	4.302		03/08/29	304,606
425	Nationwide Building Society (United Kingdom) (a)	4.363		08/01/24	431,983
360	Power Finance Corp., Ltd. (India) (a)	6.15		12/06/28	400,559
150	Prologis LP	3.875		09/15/28	158,492
475	RenaissanceRe Holdings Ltd. (Bermuda)	3.60		04/15/29	467,507
575	Royal Bank of Scotland Group PLC (United Kingdom)	3.875		09/12/23	577,722
750	Santander UK Group Holdings PLC (United Kingdom)	3.571		01/10/23	748,915
300	Santander UK Group Holdings PLC (United Kingdom)	4.796		11/15/24	309,030
325	Santander UK PLC (United Kingdom) (a)	5.00		11/07/23	333,540
200	SCOR SE, Series . (France)	5.25		03/13/29(f)	171,375
225	Synchrony Financial	3.95		12/01/27	212,240
125	TD Ameritrade Holding Corp.	3.30		04/01/27	125,609
350	TD Ameritrade Holding Corp.	3.625		04/01/25	359,949
400	Trust F/1401 (Mexico) (a)	5.25		12/15/24	412,000
525	UBS Group Funding Switzerland AG (Switzerland) (a)	3.491		05/23/23	527,740
350	UniCredit SpA (Italy) (a)	6.572		01/14/22	366,409
325	WEA Finance LLC/Westfield UK & Europe Finance PLC (a)	3.25		10/05/20	327,143
250	Wells Fargo & Co.	3.00		10/23/26	244,006
					27,735,385
	Industrials (5.1%)
325	Aviation Capital Group LLC (a)	4.375		01/30/24	331,357

375	Burlington Northern Santa Fe LLC	4.55	09/01/44	412,283
375	Caterpillar Financial Services Corp.	3.65	12/07/23	391,304
165	Embraer Netherlands Finance BV (Brazil)	5.40	02/01/27	178,406
350	Fortune Brands Home & Security, Inc.	4.00	09/21/23	359,855
200	Harris Corp.	4.854	04/27/35	214,941
510	Heathrow Funding Ltd. (United Kingdom) (a)	4.875	07/15/23	527,405
425	Nvent Finance Sarl (United Kingdom)	3.95	04/15/23	424,048
250	Trimble, Inc.	4.90	06/15/28	255,644
125	Tyco Electronics Group SA (Switzerland)	3.125	08/15/27	120,728
425	Wabtec Corp.	4.95	09/15/28	431,711
225	Walt Disney Co. (The) (a)	4.75	09/15/44	258,241
100	Walt Disney Co. (The) (a)	4.95	10/15/45	119,122
				4,025,045
	Technology (4.0%)
164	Akamai Technologies, Inc. (a)	0.125	05/01/25	163,860
400	Apple, Inc.	3.85	08/04/46	405,111
500	Dell International LLC/EMC Corp. (a)	4.90	10/01/26	508,282
200	Fiserv, Inc.	4.20	10/01/28	206,201
525	Microsoft Corp.	4.45	11/03/45	595,914
166	Nuance Communications, Inc.	1.00	12/15/35	155,684
200	NXP Semiconductors N.V. (Netherlands)	1.00	12/01/19	205,308
200	Oracle Corp.	3.80	11/15/37	200,459
350	Oracle Corp.	4.00	11/15/47	352,607
200	STMicroelectronics N.V., Series B (Switzerland)	0.25	07/03/24	207,008
149	Verint Systems, Inc.	1.50	06/01/21	164,906
				3,165,340
	Utilities (9.3%)
250	Abu Dhabi National Energy Co., PJSC (United Arab Emirates) (a)	4.375	06/22/26	257,311
400	Alabama Power Co.	3.75	03/01/45	387,770
175	Black Hills Corp.	3.15	01/15/27	167,011
75	Black Hills Corp.	4.35	05/01/33	77,376
250	Boston Gas Co. (a)	4.487	02/15/42	261,649
175	Cleveland Electric Illuminating Co. (The) (a)	4.55	11/15/30	184,433
275	Duke Energy Carolinas LLC	3.75	06/01/45	272,795
550	EDP Finance BV (Portugal) (a)	3.625	07/15/24	546,897
350	Electricite de France SA (France) (a)	4.50	09/21/28	361,561
450	Emera US Finance LP (Canada)	3.55	06/15/26	445,596
275	Enel Finance International N.V. (Italy) (a)	4.875	06/14/29	286,787
225	Enel Finance International N.V. (Italy) (a)	6.00	10/07/39	248,845
300	Entergy Arkansas LLC	3.50	04/01/26	305,823
150	Entergy Louisiana LLC	3.05	06/01/31	143,372
300	Fortis, Inc., Series WI (Canada)	2.10	10/04/21	293,585
50	Indiana Michigan Power Co.	4.25	08/15/48	51,504
275	Mid-Atlantic Interstate Transmission LLC (a)	4.10	05/15/28	282,304
250	Mississippi Power Co.	3.95	03/30/28	253,187
450	NextEra Energy Capital Holdings, Inc.	3.55	05/01/27	452,301
225	Oglethorpe Power Corp. (a)	5.05	10/01/48	248,335
150	Southern California Edison Co.	4.00	04/01/47	139,904
525	Trans-Allegheny Interstate Line Co. (a)	3.85	06/01/25	537,092
396	TransAlta Corp. (Canada)	4.50	11/15/22	400,360
475	Virginia Electric & Power Co., Series B	4.20	05/15/45	486,995
250	Xcel Energy, Inc.	3.30	06/01/25	252,573
				7,345,366
	Total Corporate Bonds (Cost $75,595,662)			77,300,401

	Short-Term Investments (2.0%)
	U.S. Treasury Security (1.1%)
889	U.S. Treasury Bill (g)(h) (Cost $880,417)	2.494	08/22/19	880,626

NUMBER OF SHARES (000)
	Investment Company (0.9%)
686	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $686,152)		686,152
	Total Short-Term Investments (Cost $1,566,569)		1,566,778

	Total Investments (Cost $77,162,231) (j)(k)(l)	100.4%	78,867,179
	Liabilities in Excess of Other Assets	(0.4)	(275,817)
	Net Assets	100.0%	$78,591,362

LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PJSC	Public Joint Stock Company.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	When-issued security.
(c)	Capital appreciation bond.
(d)

Floating or variable rate securities: The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)

For the three months ended March 31, 2019, there were no transactions in Met Life, Inc., Corporate Bond and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor.

(f)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2019.

(g)	Rate shown is the yield to maturity at March 31, 2019.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(i)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(j)	Securities are available for collateral in connection with purchase of when-issued securities, Open futures contracts and swap agreements.
(k)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(l)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,360,686 and the aggregate gross unrealized depreciation is $545,203, resulting in net unrealized appreciation of $1,815,483.

Futures Contracts:
The Fund had the following futures contracts open at March 31, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Appreciation (Depreciation)
Long:
U.S. Treasury 2 yr. Note	64	Jun-19	12,800	$13,638,000	$53,924
U.S. Treasury 30 yr. Bond	15	Jun-19	1,500	2,244,844	68,507
U.S. Treasury Ultra Bond	4	Jun-19	400	672,000	32,375
Short:
German Euro Bund	1	Jun-19	(100)	(186,592)	56
U.S. Treasury 5 yr. Note	13	Jun-19	(1,300)	(1,505,765)	(14,773)
U.S. Treasury 10 yr. Ultra Long Bond	19	Jun-19	(1,900)	(2,522,844)	(1,656)
U.S. Treasury 10 yr. Note	49	Jun-19	(4,900)	(6,086,719)	(44,313)
					$94,120

Interest Rate Swap Agreement:
The Fund had the following interest rate swap agreement open at March 31, 2019:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/Received	Maturity Date	Notional Amount (000)	Value	Upfront Payment Paid	Unrealized Appreciation
Deutsche Bank CME	3 Month USD LIBOR	Receive	2.39%	Semi-Annual/ Quarterly	3/27/29	$4,430	$16,415	$—	$16,415

Currency Abbreviations

LIBOR	London Interbank Offered Rate.
EUR	Euro.
USD	United States Dollar.

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Portfolio of Investments • March 31, 2019 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (93.4%)
	Biotechnology (1.0%)
15,599	Alnylam Pharmaceuticals, Inc. (a)	$1,457,726
1,682	Bluebird Bio, Inc. (a)	264,629
10,875	Editas Medicine, Inc. (a)	265,894
14,289	Intellia Therapeutics, Inc. (a)	244,056
25,118	Intrexon Corp. (a)(b)	132,121
36,449	Moderna, Inc. (a)(b)	741,737
		3,106,163
	Entertainment (8.2%)
29,402	Netflix, Inc. (a)	10,483,577
101,859	Spotify Technology SA (a)	14,138,029
		24,621,606
	Health Care Equipment & Supplies (9.9%)
63,073	DexCom, Inc. (a)	7,511,994
26,184	Intuitive Surgical, Inc. (a)	14,940,067
31,488	LivaNova PLC (a)	3,062,208
29,201	Penumbra, Inc. (a)	4,292,839
		29,807,108
	Health Care Providers & Services (6.5%)
176,110	Covetrus, Inc. (a)	5,609,103
59,774	Guardant Health, Inc. (a)	4,584,666
128,262	HealthEquity, Inc. (a)	9,488,823
		19,682,592
	Health Care Technology (6.6%)
77,030	Inspire Medical Systems, Inc. (a)	4,373,764
122,134	Veeva Systems, Inc., Class A (a)	15,493,919
		19,867,683
	Information Technology Services (22.1%)
6,045	Adyen N.V. (a)	4,741,682
135,272	MongoDB, Inc. (a)	19,887,689
125,123	Okta, Inc. (a)	10,351,426
51,427	Shopify, Inc., Class A (a)	10,625,847
136,522	Square, Inc., Class A (a)	10,228,228
83,160	Twilio, Inc., Class A (a)	10,742,609
		66,577,481
	Interactive Media & Services (3.7%)
337,224	Twitter, Inc. (a)	11,087,925

	Internet & Direct Marketing Retail (12.7%)
13,496	Amazon.com, Inc. (a)	24,033,002
174,950	Farfetch Ltd., Class A (a)	4,707,905
11,891	MercadoLibre, Inc. (a)	6,037,417
216,439	Overstock.com, Inc. (a)(b)	3,597,216
		38,375,540
	Life Sciences Tools & Services (6.4%)
47,844	Illumina, Inc. (a)	14,864,653
188,497	NanoString Technologies, Inc. (a)	4,510,733
		19,375,386
	Pharmaceuticals (0.0%)
3,358	Nektar Therapeutics (a)	112,829

	Software (16.3%)
159,758	Coupa Software, Inc. (a)	14,534,783
52,495	Elastic N.V. (a)	4,192,775
40,779	ServiceNow, Inc. (a)	10,051,616
252,068	Smartsheet, Inc., Class A (a)	10,281,854

52,806	Workday, Inc., Class A (a)	10,183,637
		49,244,665
	Total Common Stocks (Cost $215,270,662)	281,858,978

	Preferred Stocks (5.7%)
	Electronic Equipment, Instruments & Components (0.2%)
18,954	Magic Leap, Series C (a)(c)(d)(e) (acquisition cost - $436,567; acquired 12/22/15)	511,758

	Internet & Direct Marketing Retail (2.7%)
42,717	Airbnb, Inc., Series D (a)(c)(d)(e) (acquisition cost - $1,739,139; acquired 04/16/14)	5,444,282
50,711	Uber Technologies, Series G (a)(c)(d)(e) (acquisition cost - $2,473,289; acquired 12/03/15)	2,703,910
		8,148,192
	Life Sciences Tools & Services (2.7%)
627,809	10X Genomics, Inc., Series B (a)(c)(d)(e) (acquisition cost - $2,052,935; acquired 12/19/14)	8,130,127

	Software (0.1%)
141,612	Lookout, Inc., Series F (a)(c)(d)(e) (acquisition cost - $1,617,648; acquired 06/17/14)	341,285
	Total Preferred Stocks (Cost $8,319,578)	17,131,362

NUMBER OF SHARES (000)
Short-Term Investments (2.4%)
Securities held as Collateral on Loaned Securities (1.5%)
Investment Company (1.2%)
3,470	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	3,470,361

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (0.3%)
$225	Barclays Capital, Inc. (2.50%, dated 03/29/19, due 04/01/19; proceeds $224,635,; fully collateralized by a U.S. Government obligation; 1.38% due 01/15/20; valued at $229,082)	224,588
536	HSBC Securities USA, Inc. (2.58%, dated 03/29/19, due 04/01/19; proceeds $535,665,; fully collateralized by U.S. Government obligations; 0.00% - 1.38% due 08/31/20 - 11/15/22; valued at $546,261)	535,549
193	Merrill Lynch & Co., Inc. (2.55%, dated 03/29/19, due 04/01/19; proceeds $192,839,; fully collateralized by a U.S. Government obligation; 2.51% due 01/31/21; valued at $196,655)	192,798
		952,935
	Total Securities held as Collateral on Loaned Securities (Cost $4,423,296)	4,423,296

NUMBER OF SHARES (000)
	Investment Company (0.9%)
2,664	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $2,664,299)	2,664,299
	Total Short-Term Investments (Cost $7,087,595)	7,087,595

Total Investments Excluding Purchased Options (Cost $230,677,835)	101.5%	306,077,935

Total Purchased Options Outstanding (Cost $845,948)	0.0%	111,575

Total Investments (Cost $231,523,783) (g)(h)(i)	101.5%	306,189,510
Liabilities in Excess of Other Assets	(1.5)	(4,412,551)
Net Assets	100.0%	$301,776,959

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2019, were $4,471,074 and $4,495,315 respectively. The Fund received cash collateral of $4,495,315, of which $4,423,296 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2019, there was uninvested cash of $72,019 which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Illiquid security.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2019 amounts to $17,131,362 and represents 5.7% of net assets.

(e)

At March 31, 2019, the Fund held fair valued securities valued at $17,131,362, representing 5.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by $2,959 relating to the Fund’s investment in the Liquidity Funds.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(h)

The fair value and percentage of net assets, $4,741,682 and 1.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $83,362,796 and the aggregate gross unrealized depreciation is $8,697,069, resulting in net unrealized appreciation of $74,665,727.

Call Options Purchased

The Fund had the following call options purchased open at March 31, 2019:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value	Premiums Paid	Unrealized (Depreciation)
Royal Bank of Scotland	USD/CNH	CNH 1.00	Jan-20	51,420,386	51,420	$90,294	$263,228	$(172,934)
Royal Bank of Scotland	USD/CNH	CNH 7.78	Jul-19	61,384,070	61,384	3,867	299,089	(295,222)
Royal Bank of Scotland	USD/CNH	CNH 8.00	Oct-19	48,236,526	48,237	17,414	283,631	(266,217)
						$111,575	$845,948	$(734,373)

Currency Abbreviations:

CNH	Chinese Yuan Renminbi Offshore.
USD	United States Dollar.

Summary of Investments

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Information Technology Services	$66,577,481		22.1%
Software	49,585,950		16.4
Internet & Direct Marketing Retail	46,523,732		15.4
Health Care Equipment & Supplies	29,807,108		9.9
Life Sciences Tools & Services	27,505,513		9.1
Entertainment	24,621,606		8.2
Health Care Technology	19,867,683		6.6
Health Care Providers & Services	19,682,592		6.5
Interactive Media & Services	11,087,925		3.7
Biotechnology	3,106,163		1.0
Investment Company	2,664,299		0.9
Electronic Equipment, Instruments & Components	511,758		0.2
Pharmaceuticals	112,829		0.0	+
Purchased Options	111,575		0.0	+
	$301,766,214	++	100.0%

+               Amount is less than 0.05%

++      Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments • March 31, 2019 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) listed options are valued at the last reported sales price on the exchange on which they are listed  (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) OTC swaps may be valued by an outside pricing service approved by the Trust’s Board of Trustees (the “Trustees”) or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (7) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (8) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Income Plus
Assets:
Fixed Income Securities
Corporate Bonds	$—	$77,300,401	$—	$77,300,401
Short-Term Investments
U.S. Treasury Security	—	880,626	—	880,626
Investment Company	686,152	—	—	686,152
Total Short-Term Investments	686,152	880,626	—	1,566,778
Futures Contracts	154,862	—	—	154,862
Interest Rate Swap Agreement	—	16,415	—	16,415
Total Assets	841,014	78,197,442	—	79,038,456
Liabilities:
Futures Contracts	(60,742)	—	—	(60,742)
Total	$780,272	$78,197,442	$—	$78,977,714

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Multi Cap Growth
Assets:
Common Stocks
Biotechnology	$3,106,163	$—	$—	$3,106,163
Entertainment	24,621,606	—	—	24,621,606
Health Care Equipment & Supplies	29,807,108	—	—	29,807,108
Health Care Providers & Services	19,682,592	—	—	19,682,592
Health Care Technology	19,867,683	—	—	19,867,683
Information Technology Services	61,835,799	4,741,682	—	66,577,481
Interactive Media & Services	11,087,925	—	—	11,087,925
Internet & Direct Marketing Retail	38,375,540	—	—	38,375,540
Life Sciences Tools & Services	19,375,386	—	—	19,375,386
Pharmaceuticals	112,829	—	—	112,829
Software	49,244,665	—	—	49,244,665
Total Common Stocks	277,117,296	4,741,682	—	281,858,978
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	511,758	511,758
Internet & Direct Marketing Retail	—	—	8,148,192	8,148,192
Life Sciences Tools & Services	—	—	8,130,127	8,130,127
Software	—	—	341,285	341,285
Total Preferred Stocks	—	—	17,131,362	17,131,362
Call Options Purchased	—	111,575	—	111,575
Short-Term Investments
Investment Company	6,134,660	—	—	6,134,660
Repurchase Agreements	—	952,935	—	952,935
Total Short-Term Investments	6,134,660	952,935	—	7,087,595
Total Assets	$283,251,956	$5,806,192	$17,131,362	$306,189,510

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi Cap Growth	Preferred Stocks
Beginning Balance	$15,737,701
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation	1,393,661
Realized gains	—
Ending Balance	$17,131,362

Net change in unrealized appreciation from investments still held as of March 31, 2019	$1,393,661

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Multi Cap Growth	Fair Value at March 31, 2019	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average*	Impact to Valuation from an Increase in Input**

Preferred Stocks	$17,131,362	Market Transaction Method	Precedent Transaction	$ 12.73-$27.00/$13.58	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	11.0%-27.0%/15.87%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.50%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x-12.9x/6.56x	Increase
			Discount for Lack of Marketability	7.0%-20.0%/12.72%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	2.2x-22.4x/6.18x	Increase

* Amount is indicative of the weighted average.

** Represents the expected directonal change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.